Related party transactions	6 Months Ended	12 Months Ended
	Jul. 28, 2012	Jan. 28, 2012
Related party transactions

8. Related party transactions

We are owned by an investment group consisting of entities advised by or affiliated with Bain Capital Partners LLC, KKR and Vornado Realty Trust (“Vornado”) (collectively, the “Sponsors”). The Sponsors provide management and advisory services to us pursuant to an advisory agreement executed at the closing of the merger transaction effective as of July 21, 2005 and amended June 10, 2008 and February 1, 2009 (“Advisory Agreement”). The advisory fee paid to the Sponsors (the “Advisory Fees”) increases 5% per year during the ten-year term of the agreement with the exception of fiscal 2009. We recorded management and advisory fees expense of $6 million and $11 million for the thirteen and twenty-six weeks ended July 28, 2012, respectively. We recorded management and advisory fees expense of $5 million and $10 million for the thirteen and twenty-six weeks ended July 30, 2011, respectively. During each of the thirteen and twenty-six weeks ended July 28, 2012 and July 30, 2011, we also paid the Sponsors fees of less than $1 million for out-of-pocket expenses.

In the event that the Advisory Agreement is terminated by the Sponsors or us, the Sponsors will receive all unpaid Advisory Fees, all unpaid transaction fees and expenses due under the Advisory Agreement with respect to periods prior to the termination date plus the net present value of the Advisory Fees that would have been payable for the remainder of the applicable term of the Advisory Agreement. The initial term of the Advisory Agreement is ten years. After ten years, it extends annually for one year unless we or the Sponsors provide notice of termination to the other. Additionally, the Advisory Agreement provides that affiliates of the Sponsors will be entitled to receive a fee equal to 1% of the aggregate transaction value in connection with certain financing, acquisition, disposition and change of control transactions (“Transaction Fees”). In connection with a successful initial public offering, the parties intend to terminate the Advisory Agreement in accordance with its terms. The Advisory Agreement includes customary exculpation and indemnification provisions in favor of the Sponsors and their affiliates.

In connection with the Second Joinder Agreement entered into on April 10, 2012, we incurred Transaction Fees pursuant to the terms of the Advisory Agreement. Investment funds or accounts advised by KKR owned $7 million of the Second Incremental Secured Term Loan as of July 28, 2012. See Note 2 “Short-term borrowings and long-term debt” for further details.

From time to time, we and our subsidiaries, as well as the Sponsors or their affiliates, may acquire debt or debt securities issued by us or our subsidiaries in open market transactions, tender offers, privately negotiated transactions or otherwise. During the thirteen and twenty-six weeks ended July 28, 2012 and July 30, 2011, affiliates of Vornado and investment funds or accounts advised by KKR held debt and debt securities issued by the Company and its subsidiaries. The interest amounts paid on such debt and debt securities held by related parties were $2 million and $5 million during the thirteen and twenty-six weeks ended July 28, 2012, respectively. The interest amounts paid on such debt and debt securities held by related parties were $2 million and $7 million during the thirteen and twenty-six weeks ended July 30, 2011, respectively.

Additionally, under lease agreements with affiliates of Vornado, we or our affiliates paid an aggregate amount of approximately $1 million and $3 million for the thirteen and twenty-six weeks ended July 28, 2012, respectively, with respect to approximately 0.8% of our operated stores, which includes Toys “R” Us Express stores. Of these amounts, less than $1 million and approximately $1 million, respectively, were allocable to joint-venture parties not otherwise affiliated with Vornado. For the thirteen and twenty-six weeks ended July 30, 2011, we or our affiliates paid an aggregate amount of approximately $2 million and $4 million, respectively, with respect to approximately 0.9% of our operated stores, which includes Toys “R” Us Express stores. Of these amounts, less than $1 million and approximately $1 million, respectively, were allocable to joint-venture parties not otherwise affiliated with Vornado.

On March 15, 2012, we entered into an advisory contract with Neil Friedman, our former Executive Vice President—Toys “R” Us to provide advisory services, on a part-time non-exclusive basis, for our new ventures and business alliances. The term of the agreement is from April 23, 2012 until January 31, 2013, with either party being able to terminate the agreement upon sixty (60) days notice. During the term of this agreement, Mr. Friedman will be paid a monthly fee of $30,000.

Subsequent Event

In connection with the offering of the 2017 Notes on August 1, 2012, we incurred Transaction Fees of approximately $4 million pursuant to the terms of the Advisory Agreement. Investment funds or accounts advised by KKR owned $15 million of the 2017 Notes as of August 1, 2012. See Note 2 “Short-term borrowings and long-term debt” for further details.

Note 16—Related party transactions

The Sponsors provide management and advisory services to us pursuant to an advisory agreement executed at the closing of the merger transaction effective as of July 21, 2005 and amended June 10, 2008 and February 1, 2009 (“Advisory Agreement”). The advisory fee paid to the Sponsors (the “Advisory Fees”) increases 5% per year during the ten-year term of the agreement with the exception of fiscal 2009. We recorded management and advisory fees expense of approximately $20 million, $19 million and $15 million for fiscals 2011, 2010 and 2009, respectively. During fiscals 2011, 2010 and 2009, we also paid the Sponsors fees of less than $1 million, $1 million and less than $1 million, respectively, for out-of-pocket expenses.

Pursuant to an amendment to the Advisory Agreement, the Advisory Fee for fiscal 2009 was capped at $15 million. The additional amount of approximately $3 million of Advisory Fees that would have been due for fiscal 2009, absent the amendment, will be paid by the Company, if at all, at the time (and from the proceeds) of a successful initial public offering (“IPO”) of the Company’s securities.

In the event that the Advisory Agreement is terminated by the Sponsors or us, the Sponsors will receive all unpaid Advisory Fees, all unpaid transaction fees and expenses due under the Advisory Agreement with respect to periods prior to the termination date plus the net present value of the Advisory Fees that would have been payable for the remainder of the applicable term of the Advisory Agreement. The initial term of the Advisory Agreement is ten years. After ten years, it extends annually for one year unless we or the Sponsors provide notice of termination to the other. Additionally, the Advisory Agreement provides that affiliates of the Sponsors will be entitled to receive a fee equal to 1% of the aggregate transaction value in connection with certain financing, acquisition, disposition and change of control transactions (“Transaction Fees”). In connection with a successful IPO, the parties intend to terminate the Advisory Agreement in accordance with its terms. The Advisory Agreement includes customary exculpation and indemnification provisions in favor of the Sponsors and their affiliates.

From time to time, the Sponsors or their affiliates may acquire debt or debt securities issued by us or our subsidiaries in open market transactions or through loan syndications. During fiscals 2011, 2010 and 2009, affiliates of Vornado and investment funds or accounts advised by KKR, all of which are equity owners of the Company, held debt and debt securities issued by the Company and its subsidiaries. The interest amounts paid on such debt and debt securities held by related parties were $14 million, $15 million and $18 million in fiscals 2011, 2010 and 2009, respectively.

In connection with the issuance of the Incremental Secured Term Loan on May 25, 2011, we incurred approximately $4 million in Advisory Fees payable to the Sponsors pursuant to the terms of the Advisory Agreement. Investment funds or accounts advised by KKR owned $41 million of the Incremental Secured Term Loan as of January 28, 2012.

In connection with the amendment and restatement of the secured revolving credit facility on August 10, 2010, we paid approximately $19 million in additional Transaction Fees to the Sponsors pursuant to the terms of the Advisory Agreement.

Additionally, in conjunction with the offering on August 24, 2010 of the Toys-Delaware Secured Notes and the amendment and restatement of the secured term loan originally due fiscal 2012, we repaid our outstanding loan balance of approximately $66 million and $8 million to KKR under the secured term loan and the unsecured credit facility, respectively, and we repaid our outstanding loan balance of approximately $27 million to Vornado under the unsecured credit facility. We also paid approximately $10 million in additional Advisory Fees to the Sponsors pursuant to the terms of the Advisory Agreement.

Investment funds or accounts advised by KKR purchased an aggregate of $5 million of the Toys-Delaware Secured Notes, all of which were subsequently sold after fiscal year ended January 29, 2011. In addition, investment funds or accounts advised by KKR owned 5% and 6% of the amended Secured Term Loan Facility as of January 28, 2012 and January 29, 2011, respectively. In connection with the TRU Propco II financing during fiscal 2009, we paid the Sponsors $7 million of Transaction Fees pursuant to the terms of the Advisory Agreement. Investment funds or accounts advised by KKR, an indirect equity owner of the Company, owned less than 1% and 2% of the Propco II Notes as of January 28, 2012 and January 29, 2011, respectively. For further details, see Note 2 entitled “SHORT-TERM BORROWINGS AND LONG-TERM DEBT.”

Additionally, under lease agreements with affiliates of Vornado, we or our affiliates paid an aggregate amount of approximately $9 million, $9 million and $7 million in fiscals 2011, 2010 and 2009, respectively, with respect to approximately 0.9%, 1.2% and 1.1%, respectively, of our operated stores, which include Express stores. Of these amounts, $2 million, $2 million and $1 million, respectively, were allocable to joint-venture parties not otherwise affiliated with Vornado.

On March 15, 2012, we entered into an advisory contract with Neil Friedman, our former Executive Vice President—Toys “R” Us to provide advisory services, on a part time non-exclusive basis, for our new ventures and business alliances. The term of the agreement is from April 23, 2012 until January 31, 2013, with either party being able to terminate the agreement upon sixty (60) days notice. During the term of this agreement, Mr. Friedman will be paid a monthly fee of $30,000.